WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2017
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 11 -	WARRANTY LIABILITIES

	June 30,
	2016	2017

Beginning balance	$10,387	$10,360
Deconsolidation of a subsidiary	-	(227)
Expense accrued	3,876	1,547
Expense incurred	(3,075)	(3,836)
Translation adjustment	(828)	(212)
	$10,360	$7,632
Less: current portion of warranty liabilities	(6,782)	(5,386)
Long-term warranty liabilities	$3,578	$2,246